Notes to the Balance Sheet Summary of Tax Liabilities and Other Provisions - Additional Information(Details) (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Tax Provisions [Line Items]
Provisions	€ 28,363,134	€ 8,674,110
Share-based payment arrangements
Tax Provisions [Line Items]
Provisions	€ 28,200,000